Vanguard Short-Term Federal Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Short-Term Federal Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The majority of these investments will have a dollar-weighted average maturity of 1 to 4 years. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements.